Related parties (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Summary of remuneration of directors and other members of key management personnel
The remuneration of directors and other members of key management personnel during the fiscal years ended June 30, 2025 and 2024 were as follows:

	June 30	June 30,
	2025	2024
	$	$
Short-term benefits	3,150	3,500
Long-term benefits	56	86
Share-based payment transactions	2,617	2,571
Total compensation	5,823	6,157